Investment in Equipment Subject to Operating Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases subject to operating leases

The composition of the equipment subject to operating leases in the Echo transaction as of December 31, 2013 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value
Agricultural equipment	$653,458	$2,382	$651,076
Computer equipment	1,529,807	17,505	1,512,302
Forklifts and fuels cells	5,473,816	26,569	5,447,247
Heavy equipment	2,514,627	10,244	2,504,383
Industrial	466,618	2,135	464,483
Machine tools	556,686	2,943	553,743
Medical	32,476	120	32,356
	$11,227,488	$61,898	$11,165,590

SQN AIF IV, GP LLC [Member]
Leases subject to operating leases

The composition of the equipment subject to operating leases in the Echo transaction as of December 31, 2013 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value
Agricultural equipment	$653,458	$2,382	$651,076
Computer equipment	1,529,807	17,505	1,512,302
Forklifts and fuels cells	5,473,816	26,569	5,447,247
Heavy equipment	2,514,627	10,244	2,504,383
Industrial	466,618	2,135	464,483
Machine tools	556,686	2,943	553,743
Medical	32,476	120	32,356
	$11,227,488	$61,898	$11,165,590